Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Non-consolidated VIEs
Trading assets	245,834	264,201	256,399	284,058
Net loans	246,186	248,995	242,223	239,164
Other assets	72,986	72,204	72,912	77,513
Other liabilities	56,117	56,870	57,637	62,259
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,913		5,921
Net loans	7,504		7,507
Other assets	29		70
Total variable interest assets, non-consolidated VIEs	15,446		13,498
Maximum exposure to loss	30,336		25,751
Non-consolidated VIE assets	217,984		199,216
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	95		100
Net loans	1		8
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	96		108
Maximum exposure to loss	105		108
Non-consolidated VIE assets	7,007		5,163
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,326		3,210
Net loans	421		111
Other assets	0		17
Total variable interest assets, non-consolidated VIEs	5,747		3,338
Maximum exposure to loss	17,807		14,123
Non-consolidated VIE assets	109,492		103,990
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,095		1,143
Net loans	2,484		2,148
Other assets	25		49
Total variable interest assets, non-consolidated VIEs	3,604		3,340
Maximum exposure to loss	3,811		3,575
Non-consolidated VIE assets	60,215		52,268
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	763		868
Net loans	3,424		3,572
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	4,187		4,440
Maximum exposure to loss	6,699		4,906
Non-consolidated VIE assets	25,662		22,304
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	634		600
Net loans	1,174		1,668
Other assets	4		4
Total variable interest assets, non-consolidated VIEs	1,812		2,272
Maximum exposure to loss	1,914		3,039
Non-consolidated VIE assets	15,608		15,491